Interest-Bearing Liabilities and Financing Facilities	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Interest-bearing liabilities and financing facilities
C.2	Interest-bearing liabilities and financing facilities

	Liquidity Facilities	Bilateral Facilities	Syndicated Facilities	JBIC Facility	US Bonds	Medium Term Notes	Other	Total
	US$m	US$m	US$m	US$m	US$m	US$m	US$m	US$m

Year ended 31 December 2024

At 1 January 2024	(1)	(6)	594	-	4,087	200	-	4,874

Debt acquired through asset acquisitions 1	-	-	-	-	-	-	169	169

Repayments 1,2	-	-	-	-	-	-	(169)	(169)

Drawdowns 2	-	500	1,650	1,000	2,000	-	-	5,150

Transaction costs capitalised and amortised	1	1	(11)	-	(18)	-	-	(27)

Carrying amount at 31 December 2024	-	495	2,233	1,000	6,069	200	-	9,997

Current	-	(2)	(4)	-	996	-	-	990

Non-current	-	497	2,237	1,000	5,073	200	-	9,007

Carrying amount at 31 December 2024	-	495	2,233	1,000	6,069	200	-	9,997

Undrawn balance at 31 December 2024	-	1,600	1,200	-	-	-	-	2,800

Year ended 31 December 2023

At 1 January 2023	-	(5)	591	83	4,084	385	-	5,138

Repayments 2	-	-	-	(83)	-	(201)	-	(284)

Fair value adjustment and foreign exchange movement	-	-	-	-	-	16	-	16

Transaction costs capitalised and amortised	(1)	(1)	3	-	3	-	-	4

Carrying amount at 31 December 2023	(1)	(6)	594	-	4,087	200	-	4,874

Current 3	(1)	(2)	(3)	-	(3)	-	-	(9)

Non-current	-	(4)	597	-	4,090	200	-	4,883

Carrying amount at 31 December 2023	(1)	(6)	594	-	4,087	200	-	4,874

Undrawn balance at 31 December 2023	1,800	2,250	2,000	-	-	-	-	6,050

1.	Refer to Note B.7 for details on asset acquisitions. The debt acquired through asset acquisitions was repaid during the year.
2.	Included in cash flows classified within financing activities in the consolidated statement of cash flows.
3.	The balance relates to capitalised costs amortised within 12 months. This balance was reclassified to other assets (current) for presentation on the consolidated statement of financial position.
Recognition and measurement
All borrowings are initially recognised at fair value less transaction costs. Borrowings are subsequently carried at amortised cost. Any difference between the proceeds received and the redemption amount is recognised in the income statement over the period of the borrowings using the effective interest method.
Borrowings designated as a hedged item are measured at amortised cost adjusted to record changes in the fair value of risks that are being hedged in fair value hedges.
All bonds, notes and facilities are subject to various covenants and negative pledges restricting future secured borrowings, subject to a number of permitted lien exceptions. Neither the covenants nor the negative pledges have been breached at any time during the reporting period.
Fair value
The carrying amount of interest-bearing liabilities approximates their fair value, with the exception of the Group’s unsecured bonds and the medium term notes. The unsecured bonds have a carrying amount of $
6,069
 million (2023: $4,087 million) and a fair value of $
5,879
 million (2023: $3,936 million). The medium term notes have a carrying amount of $
200
 million (2023: $200 million) and a fair value of $
191
 million (2023: $188 million). Fair value is calculated based on the present value of future principal and interest cash flows, discounted at the market rate of interest at the reporting date and classified as Level 1 on the fair value hierarchy. Where these cash flows are in a foreign currency, the present value is converted to US dollars at the foreign exchange spot rate prevailing at the reporting date. The Group’s repayment obligations remain unchanged.
Foreign exchange risk
All interest-bearing liabilities are denominated in US dollars.

Maturity profile of interest-bearing liabilities
The table below presents the contractual undiscounted cash flows associated with the Group’s interest-bearing liabilities, representing principal and interest. The figures will not necessarily reconcile with the amounts disclosed in the consolidated statement of financial position.

	2024 US$m	2023 US$m

Due for payment in:

1 year or less	1,480	212

1-2 years	1,747	1,181

2-3 years	1,262	962

3-4 years	1,325	907

4-5 years	1,965	883

More than 5 years	5,815	1,534

	13,594	5,679
Amounts exclude transaction costs.
Liquidity facilities
In October 2023, the Group obtained
12-month
liquidity facilities to the value of $1,800 million in aggregate. Interest rates are based on daily SOFR plus credit adjustment spread (CAS) and margins, fixed at the commencement of the drawdown period.
In
July
2024, the Group cancelled liquidity facilities totalling $1,450 million.

The remaining $350 million liquidity facilities were cancelled in September 2024.
Bilateral facilities
The Group has 13 bilateral loan facilities totalling $2,100 million (2023: 15 bilateral loan facilities totalling $2,250 million). Details of bilateral loan facilities at the reporting date are as follows:

Number of facilities	Term (years)	Currency	Extension option
1	5 - 6	US$	Evergreen
4	4 - 5	US$	Evergreen
4	3 - 4	US$	Evergreen
4	3 years or less	US$	Evergreen
Interest rates are based on SOFR plus margins are fixed at the commencement of the drawdown period. Interest is paid at the end of the drawdown period. Evergreen facilities may be extended continually by a year subject to the bank’s agreement.
In January 2024, the Group drew down on two bilateral facilities, totalling $500 million.
Syndicated facility
On 17 January 2020, the Group completed a $600 million syndicated facility with a term of seven years. Interest is based on SOFR plus CAS plus 1.2%. Interest is paid on a quarterly basis. The facility was fully drawn in 2020.
In 2022, Woodside refinanced and increased the existing facilities to
$2,000 million, with $800 million expiring on 11 October 2024, $600 million expiring on 12 July 2025 and $600 million expiring on 12 July 2027. Interest rates are based on SOFR plus CAS and margins are fixed at the commencement of the drawdown period.
On 20 June 2024, the Group entered into a $450 million syndicated term loan facility with a tenor of 10 years. Interest is based on daily SOFR plus CAS and margin. The facility was fully drawn in June 2024.
On 19 September 2024, the Group entered into a $1,200 million syndicated term loan facility with a tenor of 7 years. Interest is based on daily SOFR and margin. The facility was fully drawn in September 2024. In conjunction with the execution of the new term loan facility, the Group cancelled $800 million of the syndicated facility which was due to expire on 11 October 2024.
Japan Bank for International Cooperation (JBIC) facility
On 30 May 2024, the Group entered into a $1,000 million loan facility with JBIC with a term of 10 years, to support the funding of the Scarborough
Energy Project.
 Interest is based on daily SOFR plus margin. The facility was fully drawn in July 2024.
Medium term notes
On 28 August 2015, the Group established a $3,000 million Global Medium Term Notes Programme listed on the Singapore Stock Exchange. One note is currently issued under this programme as set out below:

Maturity date	Currency	Carrying amount (million)	Nominal interest rate

29 January 2027	US$	200	3.07%
The unutilised program is not considered to be an unused facility.

US bonds
The Group has four series of unsecured bonds issued in reliance on Rule 144A of the
US Securities Act of 1933
and two series of unsecured bonds issued in accordance with the registration requirements of the
US Securities Act of 1933
(SEC-registered
bonds)
as set out below:

Maturity date	Carrying amount US$m	Nominal interest rate	Bond type

5 March 2025	1,000	3.65%	144A

15 September 2026	800	3.70%	144A

15 March 2028	800	3.70%	144A

4 March 2029	1,500	4.50%	144A

12 September 2034	1,250	5.10%	SEC-registered

12 September 2054	750	5.70%	SEC-registered
Interest on the bonds is payable semi-annually in arrears.